Income Taxes (Schedule of Reconciliation of Effective Income Tax Rate) (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Jan. 31, 2017
Major components of tax expense (income) [abstract]
Loss for the year before taxes	$ (10,098)	$ (9,229)
Canadian statutory tax rate	27.00%	26.00%
Expected tax recovery	$ (2,726)	$ (2,400)
Difference in foreign tax rates	(84)	(413)
Non-deductible items	356	470
Change in tax rate	5,025
Change in unrecognized deferred tax and other items	(2,571)	2,343
Income Tax Expense / (Recovery)